Selected Quarterly Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		7 Months Ended	12 Months Ended		3 Months Ended								7 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Successor	Sep. 30, 2012 Successor	Jun. 30, 2012 Successor	Mar. 31, 2012 Successor	Dec. 31, 2011 Successor	Sep. 30, 2011 Successor	Jun. 30, 2011 Successor	Mar. 31, 2011 Successor	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor
Quarterly Financial Information [Line Items]
Sales	$ 747,577	$ 765,264				$ 697,108	$ 684,029	$ 734,501	$ 765,264	$ 695,733	$ 708,544	$ 760,460	$ 688,772	$ 1,405,019	$ 2,880,902	$ 2,853,509
Gross profit	120,313	121,658				99,710	103,073	114,447	121,658	97,556	108,559	123,708	120,766	232,669	438,888	450,589
Consolidated net income	19,873	24,146				(11,470)	10,358	75,782	24,146	21,459	8,099	1,653	45,287	41,125	98,816	76,498
Net income (loss) attributable to Cooper-Standard Holdings Inc.	20,701	23,787	40,576	102,804	102,844	(9,923)	11,624	77,316	23,787	23,229	15,658	19,022	44,935	40,576	102,804	102,844
Net income (loss) available to Cooper-Standard Holdings Inc. common stockholders	$ 15,300	$ 17,186	$ 28,723	$ 76,730	$ 75,260	$ (12,002)	$ 8,037	$ 61,315	$ 17,186	$ 15,871	$ 11,080	$ 13,749	$ 34,533
Basic net income (loss) per share attributable to Cooper-Standard Holdings Inc.	$ 0.92	$ 0.97	$ 1.64	$ 4.40	$ 4.27	$ (0.70)	$ 0.46	$ 3.49	$ 0.97	$ 0.90	$ 0.63	$ 0.78	$ 1.97	$ 1.64	$ 4.40	$ 4.27
Diluted net income (loss) per share attributable to Cooper-Standard Holdings Inc.	$ 0.86	$ 0.90	$ 1.55	$ 4.14	$ 3.93	$ (0.70)	$ 0.44	$ 3.28	$ 0.90	$ 0.84	$ 0.58	$ 0.71	$ 1.78	$ 1.55	$ 4.14	$ 3.93